TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Transactions With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Senior Management [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 1,398	$ 2,396	$ 3,155
Director [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 473	$ 415	$ 587